Leases - The Company as Lessee - Schedule of company's lease expenses and sub-lease income (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Time Charter In Contracts [Member]
Sub lease income from chartered-in contracts greater than 12 months	$ 482,879
Charter Hire Expenses [Member]
Lease expense for chartered-in contracts 12 months or less	4,708,988
Lease expense for chartered-in contracts greater than 12 months	1,560,000
Total charter hire expenses	6,268,988
General and Administrative Expense [Member]
Lease expense for office leases	87,192
Revenue [member]
Sub lease income from chartered-in contracts greater than 12 months	$ 3,091,390 [1]

[1]	The sub-lease income represents only time charter revenue earned on the chartered-in contracts greater than 12 months. There is additional revenue of $482,879 earned from voyage charters on the same chartered-in contract which is recorded in Revenues in our consolidated statement of operations for the year ended December 31, 2019. Additionally, there is revenue earned from time charters from chartered-in contracts 12 months or less which is included in Revenues in our consolidated statements of operations for the year ended December 31, 2019.